Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Entity Registrant Name	NATIONAL WESTMINSTER BANK PLC /ENG/
Entity Central Index Key	0000702162
Document Type	20-F
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Ordinary shares of 1
Entity Common Stock, Shares Outstanding	1,678,177,493
Series C Preference Shares
Entity Common Stock, Shares Outstanding	9,829,195
Series A Preference Shares
Entity Common Stock, Shares Outstanding	140,000,000